Long-Term Debt - Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 1,805	$ 1,153
Less current portion	(202)	(225)
Total long-term debt, less current portion	1,603	928
0.25% due 2014, floating interest rate at Libor + 0.017% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank		20
0.26% due 2015, floating interest rate at Libor + 0.026% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	9	19
0.28% due 2016, floating interest rate at Libor + 0.052% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	39	58
0.73% due 2016, floating interest rate at Libor + 0.477% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	52	77
0.61% due 2016, floating interest rate at Libor + 0.373% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	57	86
1.43% due 2020, floating interest rate at Libor + 1.199% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	75	87
1.29% due 2020, floating interest rate at Libor + 1.056% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	165	193
1.00% due 2020, floating interest rate at Euribor + 0.917% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	91	121
0.85% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	210	240
0.90% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	202	231
Zero Coupon due 2019 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	539
1.0% due 2021 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	349
0.43% (weighted average), due 2014-2023, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	6	5
1.95% (weighted average), due 2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	6	10
0.67% (weighted average), due 2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	1	2
0.87% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	3	3
6.65% (weighted average), due 2015-2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Capital Lease	$ 1	$ 1